Subsequent Events - Additional Information (Detail) (USD $)	9 Months Ended		12 Months Ended			0 Months Ended		1 Months Ended					12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2020	Dec. 31, 2019	Apr. 23, 2014	May 18, 2011	May 31, 2011	Feb. 28, 2011	Aug. 31, 2010	Aug. 31, 2013	Dec. 31, 2011	Dec. 31, 2021	May 31, 2010
Subsequent Events [Line Items]
Proceed from issuance of convertible preferred stock	$ 49,239,000	$ 22,641,000	$ 45,585,000
Aggregate amount of redemption requirement	79,800,000
Reverse stock split description	On July 31, 2014, the Company filed an amendment to its amended and restated certificate of incorporation, affecting a one-for-35.16 reverse stock split of its outstanding common and convertible preferred stock, which was approved by the Company's board of directors on July 29, 2014.
Reverse stock split conversion ratio	0.0284414
Scenario, Forecast [Member]
Subsequent Events [Line Items]
Amount redeemable in each of the years ending				39,900,000	39,900,000
Series D Convertible Preferred Stock [Member]
Subsequent Events [Line Items]
Shares issued						4,126,080
Share price per share						$ 11.96
Proceed from issuance of convertible preferred stock						49,200,000
Series A Convertible Preferred Stock [Member]
Subsequent Events [Line Items]
Share price per share														$ 31.092
Preferred stock conversion ratio	2.193204365
Series B Convertible Preferred Stock [Member]
Subsequent Events [Line Items]
Shares issued							996,382	996,382	3,664	708,030
Share price per share								$ 14.1766	$ 14.1766	$ 14.1766
Proceed from issuance of convertible preferred stock								14,100,000	100,000	10,000,000
Preferred stock conversion ratio	1
Series C Convertible Preferred Stock [Member]
Subsequent Events [Line Items]
Shares issued								8,532			4,420,577	2,610,917
Share price per share								$ 8.79			$ 8.79	$ 8.79
Proceed from issuance of convertible preferred stock								100,000			22,600,000	22,900,000
Preferred stock conversion ratio	1
Series D Convertible Preferred Stock [Member]
Subsequent Events [Line Items]
Shares issued	4,126,080
Preferred stock conversion ratio	1
Convertible preferred stock [Member]
Subsequent Events [Line Items]
Convertible preferred stock, conversion description	Each share of convertible preferred stock is automatically converted into common stock immediately upon: (i) the Company’s sale of its common stock in a firm commitment underwritten public offering pursuant to a registration statement under the Securities Act of 1933, as amended, in which the per share price is at least $43.95 (as adjusted) and the net cash proceeds are at least $75,000,000 or (ii) upon the written consent of the holders of at least 64% of the then outstanding Series C convertible preferred stock (the Requisite Holders)
Sale of common stock per share	$ 43.95
Proceeds from issuance of common stock	75,000,000
Preferred stock, written consent for conversion percent	64.00%
Subsequent Event [Member]
Subsequent Events [Line Items]
Aggregate amount of redemption requirement	136,800,000
Subsequent Event [Member] | Scenario, Forecast [Member]
Subsequent Events [Line Items]
Amount redeemable in each of the years ending				68,400,000									68,400,000
Subsequent Event [Member] | Series D Convertible Preferred Stock [Member]
Subsequent Events [Line Items]
Shares issued						4,126,080
Share price per share						$ 11.96
Proceed from issuance of convertible preferred stock						49,200,000
Subsequent Event [Member] | Convertible preferred stock [Member]
Subsequent Events [Line Items]
Convertible preferred stock, conversion description	Each share of convertible preferred stock is automatically converted into common stock immediately upon: (i) the Company’s sale of its common stock in a firm commitment underwritten public offering pursuant to a registration statement under the Securities Act of 1933, as amended, in which the per share price is at least $35.87 (as adjusted) and the net cash proceeds are at least $70,000,000 or (ii) upon the written consent of the holders of at least 75% of the then outstanding preferred stock on an as converted basis (the Preferred Stockholders)
Sale of common stock per share	$ 35.87
Proceeds from issuance of common stock	$ 70,000,000
Preferred stock, written consent for conversion percent	75.00%